Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Current income tax expense (benefit) consists of the following for the years ended December 31:

	2020	2019	2018
Federal income tax expense (benefit) on operations	$256	$(59)	$(74)
Federal income tax expense on realized capital gains (losses)	100	23	154
Federal income tax expense (benefit)	$356	$(36)	$80

Schedule of deferred income tax is comprised

The 2020 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2020	2019	Change
Adjusted gross deferred tax assets	$1,108	$1,010	$98
Total deferred tax liabilities	(197)	(340)	143
Net deferred tax asset (excluding nonadmitted)	$911	$670	$241
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-
Change in net deferred income tax			$241

The 2019 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2019	2018	Change
Adjusted gross deferred tax assets	$1,010	$828	$182
Total deferred tax liabilities	(340)	(367)	27
Net deferred tax asset (excluding nonadmitted)	$670	$461	$209
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a			-
Change in net deferred income tax			$209

The 2018 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2018	2017	Change
Adjusted gross deferred tax assets	$828	$596	$232
Total deferred tax liabilities	(367)	(498)	131
Net deferred tax asset (excluding nonadmitted)	$461	$98	363
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			24
Change in net deferred income tax			$387

Schedule of Effective Income Tax Rate Reconciliation

The total statutory provision for income taxes for the years ended December 31 differs from the amount computed by applying the U. S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	2020	2019	2018

Tax expense computed at federal corporate rate	$116	$258	$108
Foreign tax credit	(32)	(40)	-
Income tax (benefit) related to prior years	(82)	(159)	(240)
Nonadmitted assets	161	(247)	(134)
Interest maintenance reserve amortization	26	29	33
Dividends received deductions	(76)	(87)	(59)
Other	3	2	(15)

Total statutory income taxes	$116	$(244)	$(307)

Federal income tax expense (benefit)	$356	$(36)	$80
Change in net deferred income tax	(240)	(208)	(387)

Total statutory income taxes	$116	$(244)	$(307)

Schedule of deferred income taxes

The components of the net deferred tax asset at December 31 are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$1,108	$-	$1,108	$1,010	$-	$1,010	$98	$-	$98
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross deferred tax assets	1,108	-	1,108	1,010	-	1,010	98	-	98
Deferred tax assets nonadmitted	(656)	-	(656)	-	-	-	(656)	-	(656)
Admitted deferred tax assets	452	-	452	1,010	-	1,010	(558)	-	(558)
Deferred tax liabilities	-	(197)	(197)	-	(340)	(340)	-	143	143
Net admitted deferred tax assets	$452	$(197)	$255	$1,010	$(340)	$670	$(558)	$143	$(415)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the significant portions of the deferred tax assets and liabilities at December 31 are as follows:

	2020	2019	Change
Ordinary deferred tax assets:
Life reserves method change	$4	$7	$(3)
Investments	6	-	6
Deferred acquisition costs	807	479	328
Miscellaneous nonadmitted assets	223	384	(161)
Other - accrued general expense	68	140	(72)
Subtotal ordinary deferred tax assets	1,108	1,010	98
Nonadmitted ordinary deferred tax assets	(656)	-	(656)
Admitted ordinary deferred tax assets	452	1,010	(558)
Admitted deferred tax assets	452	1,010	(558)
Capital deferred tax liabilities:
Investments	(197)	(340)	143
Subtotal capital deferred tax liabilities	(197)	(340)	143
Total deferred tax liabilities	(197)	(340)	143
Net admitted deferred tax asset	$255	$670	$(415)

Schedule of deferred tax asset admission calculation

The components of the deferred tax asset admission calculation at December 31 are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation; the lesser of (i) or (ii):	255	-	255	680	-	680	(425)	-	(425)
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	255	-	255	680	-	680	(425)	-	(425)
(ii) Adjusted gross deferred tax assets allowed per limitation threshold	-	-	6,067	-	-	5,898	-	-	169
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	197	-	197	330	-	330	(133)	-	(133)
Admitted deferred tax assets	$452	$-	$452	$1,010	$-	$1,010	$(558)	$-	$(558)

Schedule of ratio percentage used to determine recovery period

The amounts calculated in (b)(i) and (b)(ii) in the table above are based on the following information:

	2020	2019
Ratio percentage used to determine recovery period and
threshold limitation amount (RBC reporting entity)	10514%	10916%
Recovery period used in (b)(i)	3 years	3 years
Percentage of adjusted capital and surplus used in (b)(ii)	15%	15%
Amount of adjusted capital and surplus used in (b)(ii)	$40,444	$39,319